Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000143747
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class A Shares
Trading Symbol	SOAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2024 through November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.52%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 146,759,134
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,666,734
InvestmentCompanyPortfolioTurnover	6.00%
C000167220
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class C Shares
Trading Symbol	SACEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2024 through November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.27%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 146,759,134
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,666,734
InvestmentCompanyPortfolioTurnover	6.00%
C000218733
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Institutional Shares
Trading Symbol	SAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2024 through November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 146,759,134
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,666,734
InvestmentCompanyPortfolioTurnover	6.00%